Warrants and Options Disclosure: Schedule of Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Number of warrants and options outstanding	3,590,000	3,710,834	2,976,000
Number of warrants and options granted in period	1,191,250	2,392,500
Number of warrants and options cancelled during the period	(1,462,084)	(1,657,666)
Weighted average exercise price (outstanding)	$ 0.442	$ 0.534
Number of warrants and options exercisable	2,194,167	2,368,334
Weighted average exercise price (exercisable)	$ 0.557	$ 0.553